Stockholders' Equity and Related Financing Agreements (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Proceeds from issuance of private placements
	Gross Proceeds	Issuance costs	Net proceeds
Series A Private Placement:
Series A convertible preferred stock	$23,993,129	$2,974,986	$21,018,143
Issued Common Stock	1,820,800	221,661	1,599,139
Series A Warrant	233,210	27,279	205,931
Series B Warrant	157,500	18,305	139,195
	$26,204,639	$3,242,231	$22,962,408
Series B Private Placement:
Series B convertible preferred stock	$18,365,935	$1,664,370	$16,701,565
Series C Warrant	1,000,352	90,654	909,698
Series D Warrant	883,713	80,085	803,628
	$20,250,000	$1,835,109	$18,414,891

Fair Value Assumptions

	Series A Private Placement		Series B Private Placement:
	April 23,	May 18,	September 28,
	2010	2010	2010
Expected volatility	45.82%	45.15%	86.22%
Expected dividends yield	0%	0%	0%
Time to maturity	3 years	3 years	3 years
Weighted average risk-free interest rate	1.03%	0.75%	0.68%
Fair value of the common stock	$2.38	$2.79	$3.40

Summary of effective conversion prices and estimated fair values

	Effective initial conversion price of		Fair value Intrinsic value per each share of the
	Series A Convertible preferred stock	Series B of the convertible preferred stock	Series A common stock	or Series B preferred stocks

April 22, 2010	$3.57	$-	$2.38	$0
May 18, 2010	$3.49	$-	$2.79	$0
September 28, 2010	$-	$3.40	$3.40	$0